Business acquisitions and disposition (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations And Disposition [Abstract]
Disclosure of detailed information about business combination
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

2023
Cash consideration paid	145
Cash consideration payable	12
Contingent consideration	6
Total cost to be allocated	163
Trade and other receivables	23
Other non-cash working capital	4
Indefinite-life intangible assets (1)	29
Finite-life intangible assets (2)	23
Other non-current assets	4
Trade payables and other liabilities	(15)
Contract liabilities	(3)
Debt due within one year	(5)
Deferred tax liabilities	(13)
47
Cash and cash equivalents	1
Fair value of net assets acquired	48
Goodwill (3)	115
(1)Consists of brand assets.
(2)Consists mainly of customer relationship assets and software.
(3)Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill was allocated to our Bell CTS group of CGUs.
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

2022
Cash consideration	303
Contingent consideration	39
Total cost to be allocated	342
Trade and other receivables	7
Other non-cash working capital	7
Property, plant and equipment	29
Indefinite-life intangible assets (1)	70
Finite-life intangible assets (2)	68
Deferred tax assets	7
Other long-term assets	2
Trade payables and other liabilities	(29)
Contract liabilities	(3)
Deferred tax liabilities	(39)
Other long-term liabilities	(6)
113
Cash and cash equivalents	21
Fair value of net assets acquired	134
Goodwill (3)	208
(1)Consists mainly of brand and digital assets.
(2)Consists mainly of customer relationship assets.
(3)Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill was allocated to our Bell CTS group of CGUs.
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

2022
Cash consideration	153
Total cost to be allocated	153
Other non-cash working capital	5
Property, plant and equipment	5
Indefinite-life intangible assets (1)	17
Finite-life intangible and other assets (2)	15
Trade payables and other liabilities	(17)
Contract liabilities	(5)
Deferred tax liabilities	(9)
11
Cash and cash equivalents	14
Fair value of net assets acquired	25
Goodwill (3)	128
(1)Consists of brand and digital assets.
(2)Consists mainly of customer relationship assets.
(3)Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill was allocated to our Bell CTS group of CGUs.

Summary of assets and liabilities sold
The following table summarizes the carrying value of the assets and liabilities sold:

2023
Trade and other receivables	1
Prepaid expenses	1
Property, plant and equipment	179
Intangible assets	4
Goodwill	76
Total assets	261
Trade payables and other liabilities	10
Contract liabilities	3
Debt due within one year	11
Long-term debt	82
Deferred tax liabilities	3
Total liabilities	109
Non-controlling interest	23
Net assets sold	129